INCOME TAXES	12 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 10 – INCOME TAXES

The Company has incurred no income taxes during the period from July 26, 2002 (inception) through September 30, 2016. The calculated tax deferred benefit at September 30, 2016 and 2015 is based on the current Federal statutory income tax rate of 35% applied to the loss before provision for income taxes. The tax years open for Internal Revenue Service review are fiscal years ended September 30, 2012 to 2016.

The following table accounts for the differences between the actual income tax benefit and amounts computed for the fiscal years ended September 30, 2016 or 2015:

	Years Ended September 30,
	2016	2015

Tax benefit at the federal statutory rate	$984,773	$632,495
State tax benefit	196,110	125,957
Cumulative effect of Federal tax rate change	—	—
Expiration of state operating losses	(138,659)	(82,972)
Increase in valuation allowance	(1,042,224)	(675,480)
Income tax expense	$—	$—

The components of the deferred tax asset and deferred tax liability at September 30, 2016 or 2015 are as follows:

	September 30,
	2016	2015

Deferred tax assets	$9,693,456	$8,651,232
Valuation allowance	(9,693,456)	(8,651,232)
Net deferred tax asset after valuation allowance	$—	$—

A valuation allowance has been provided to reduce the net deferred tax asset, as management determined that it is more likely than not that the deferred tax assets will not be realized.

At September 30, 2016, the Company has net operating loss carry forwards for financial statement purposes for Federal income tax approximating $25,769,000. These losses expire in varying amounts between September 30, 2022 and September 30, 2036.

At September 30, 2016, the Company has net operating loss carry forwards for financial statement purposes for State income tax approximating $9,854,000. These losses expire in varying amounts between September 30, 2017 and September 30, 2021.